NOTE 3 - ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Deposit	$ 2,682	$ 2,500
UK VAT Receivable	15,084	11,867
Prepayments	200
Accounts receivable	$ 17,966	$ 14,367